Document And Entity Information	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Entity Registrant Name	RECON TECHNOLOGY, LTD
Entity Central Index Key	0001442620
Document Type	20-F
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Trading Symbol	RCON
Title of 12(b) Security	Class A Ordinary Shares, $0.02 par value per share*
Security Exchange Name	NASDAQ
Document Registration Statement	false
Entity File Number	001-34409
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 601, No. 1 Shui’an South Street
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100012
Entity Address, Country	CN
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Enrome LLP
Auditor Firm ID	6907
Auditor Location	Singapore
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Room 601, No. 1 Shui’an South Street
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100012
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	(10) 8494 5799
Contact Personnel Name	Liu Jia
Contact Personnel Email Address	liujia@recon.cn
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	353,154
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	20,000,000